Organization and Principal Activities (Details Narrative) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Conversion ration	13.6145-for-1 conversion
VIE percentage	100.00%
Statutory reserves
Percentage of equity interests	14.24%
Net loss	¥ 25,568	¥ 54,872
Net cash used in operating activities	8,645	44,675
Accumulated deficit	2,200,625		2,175,057
Working capital	272,000
Cash and cash equivalents	149,194	133,117	117,472
Minsheng Bank [Member]
Line of credit	13,100
Bank of Beijing [Member]
Line of credit	15,000
Additional Paid-in Capital [Member]
VIE obligations	65,300		¥ 65,300
Net loss